EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Distribution Made to Limited Partner
Common unitholders' interest in net income/(loss)	$ 7,924	$ 48,964	$ (12,590)	$ 92,159
(Loss)/earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit (in dollars per share)	$ 0.40	$ 0.58	$ 1.21	$ 1.73
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	$ 0.40	$ 0.40	$ 0.40	$ 0.40
Ownership interest by third party (percentage)	69.40%		69.40%
Common unitholders
Distribution Made to Limited Partner
Common unitholders' interest in net income/(loss)	$ 4,808	$ 45,025	$ (21,213)	$ 81,472
Less: distributions paid	(39,844)	(28,213)	(120,065)	(109,121)
(Over)/under distributed earnings	$ (35,036)	$ 16,812	$ (141,278)	$ (27,649)
Basic:
Weighted average units outstanding (in shares)	69,379	69,850	69,429	69,983
Diluted:
Weighted average units outstanding (in shares)	69,379	69,850	69,429	69,983
(Loss)/earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ 0.07	$ 0.64	$ (0.31)	$ 1.16
Diluted - Common unitholders (in dollars per share)	$ 0.07	$ 0.64	$ (0.31)	$ 1.16
Common unit and common unit equivalents
Diluted:
Weighted average units outstanding (in shares)	69,379	69,850	69,429	69,983